INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2021 ₪ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 200		$ 214
Ordinary shares, par value | ₪ / shares	₪ 3.0		₪ 3.0
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		5,840,357		5,840,357
Ordinary shares, shares outstanding		5,840,357		5,840,357